Supplemental Information (Other Income Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Interest and Other Income [Abstract]
Technology and royalty income	$ 19.0	$ 22.8	$ 24.7
Interest income	6.1	4.2	7.5
Foreign exchange	(7.2)	(22.6)	(7.2)
Sale of assets and investments	8.8	36.3	9.4
Contract settlements	12.6	0.0	1.2
Other	10.1	4.8	9.6
Total Other Income (Expense), net	$ 49.4	$ 45.5	$ 45.2